Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment gross	$ 7,996	$ 7,603
Accumulated depreciation	(6,996)	(5,802)
Total property, plant and equipment from continuing operations, net	1,000	1,801
Depreciation charge from continuing operations for the year	988	821	$ 1,437
Machinery & Equipment
Property, plant and equipment gross	3,925	4,029
Accumulated depreciation	(3,290)	(2,508)
Office Equipment and Furniture
Property, plant and equipment gross	2,900	2,505
Accumulated depreciation	(2,573)	(2,270)
Computer Equipment and Licenses
Property, plant and equipment gross	1,171	1,069
Accumulated depreciation	$ (1,133)	$ (1,024)